Discontinued Operations (Income Statement Disclosures Of Discontinued Operations) (Details) (USD $)	3 Months Ended			9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Discontinued Operations [Abstract]
Rental and other property revenues	$ 1,325,455		$ 3,165,962	$ 5,115,263	$ 9,185,782
Property operating and other expenses	(1,171,238)		(1,850,709)	(3,474,746)	(5,306,554)
Depreciation and amortization			(775,347)	(440,115)	(3,229,292)
Operating income	154,217		539,906	1,200,402	649,936
Interest expense	(234,240)		(876,645)	(1,449,875)	(2,286,770)
Income (loss) before gain from sale of rental property	(80,023)		(336,739)	(249,473)	(1,636,834)
Gain from sale of rental property				1,945,894
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$ (80,023)	$ 38,760	$ (336,739)	$ 1,696,421	$ (1,636,834)